Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Net sales	$ 13,887,407	$ 13,639,169	$ 14,863,428	$ 12,887,396	$ 18,249,535	$ 17,367,068	$ 18,957,175	$ 16,750,668	$ 55,277,400	$ 71,324,446	$ 87,828,590
UNITED STATES
Net sales									44,661,958	58,207,966	74,778,141
Non-US [Member]
Net sales									$ 10,615,442	$ 13,116,480	$ 13,050,449